Stock-Based Compensation - 2024 Stock Plan (Details)			1 Months Ended		12 Months Ended
	Jun. 27, 2024 USD ($) shares	Jun. 26, 2024 USD ($)	Jun. 30, 2024 shares	May 31, 2024 D $ / shares shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Stock-Based Compensation
Common stock reserved for future issuance					17,095,105	23,779,443
Number of Stock options granted to purchase shares					2,902,385
2024 EIP
Stock-Based Compensation
Common stock reserved for future issuance	7,800,000
Shares authorized to be added from another plan	6,829,339
Increase in annual percentage	5.00%
Number of shares authorized to grant under the plan	43,888,017
Share based compensation arrangement share based payment award, maximum term	10 years
Percentage of estimated fair market value of common stock (%)	110.00%
Award expiration period	5 years
Vesting period	4 years
2024 EIP | Maximum | Director | Executives
Stock-Based Compensation
Maximum grant date fair market value of all awards and all cash compensation paid | $	$ 1,000,000	$ 750,000
2024 ESPP
Stock-Based Compensation
Common stock reserved for future issuance			650,000
Increase in annual percentage			1.00%
Annual increase in number of shares reserved and available for issuance			1,950,000
Percentage of shares purchase rate from fair value on offering date that participants pay for shares.			85.00%
2024 POP
Stock-Based Compensation
Common stock reserved for future issuance				1,880,680
Number of Stock options granted to purchase shares					1,880,680
2024 POP | Non- Statutory Option
Stock-Based Compensation
Number of Stock options granted to purchase shares				1,880,680
Vesting period				36 months
Grants in period, exercise price | $ / shares				$ 10.19
Consecutive Trading Dates | D				30
Maximum performance condition satisfaction period				6 years